OTHER INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
OTHER INCOME.
Funds distribution service income	$ 265,686		$ 96,676	$ 68,856
Currency exchange service income	133,644		141,322	201,030
Market information and data income	37,053		41,498	43,921
Enterprise public relations service charge income	25,941		44,033	96,327
Underwriting fee income	16,090		25,350	86,880
IPO subscription service charge income	3,714		6,513	169,336
Others	45,089		36,666	17,745
Total	$ 527,217	$ 67,498	$ 392,058	$ 684,095